SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
SUBSEQUENT EVENTS
NOTE 15 – SUBSEQUENT EVENTS

Credit Agreement Drawdown

On February 7, 2017, pursuant to the terms of the Credit Agreement, we exercised the accordion advance feature, increasing the aggregate principal amount outstanding under the term loan from $31 million to $38.1 million. The total availability for borrowing remaining under the Credit Agreement is $11.9 million. We intend to use the proceeds to fund its drilling and development program, for working capital and for general corporate purposes.

As partial consideration, we also amended certain warrants issued in the June 2016 private placement held by the Lenders to purchase up to an aggregate amount of approximately 738,638 shares of common stock such that the exercise price per share was lowered from $2.50 to $0.01 on such warrants The number of warrants amended for each Lender was based on the amount of each Lender’s respective participation in the initial Term Loan relative to the amount invested in the June 2016 private placement. All of the amended warrants are immediately exercisable from the original issuance date, for a period of two years, subject to certain conditions.

March 2017 Private Placement

On February 28, 2017, we entered into a Securities Subscription Agreement (the “Subscription Agreement”) with certain institutional and accredited investors in connection with a private placement (the “March 2017 Private Placement”) to sell 5.2 million units, consisting of approximately 5.2 million shares of common stock and warrants to purchase approximately an additional 2.6 million. Each unit consists of one share of common stock and a warrant to purchase 0.50 shares of common stock (each, a “Unit”), at a price per unit of $3.85. Each warrant has an exercise price of $4.50 and may be subject to redemption by the Company, upon prior written notice, if the price of the Company’s common stock closes at or above $6.30 for twenty trading days during a consecutive thirty trading day period. The offering closed on March 6, 2017.

We expect to use the net proceeds from the Offering to support our planned 2017 capital budget, and for general corporate purposes including working capital.

The securities to be sold in the private placement have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from registration. However, in conjunction with the closing of the March 2017 Private Placement, we have also entered into a registration rights agreement whereby we agreed to use our reasonable best efforts to register, on behalf of the investors, the shares of common stock underlying the Units and the shares of common stock underlying the warrants no later than April 1, 2017.

Our 2017 capital budget may require additional financing above the level of cash generated by our operations and proceeds from recent financing activities.  We can provide no assurance that additional financing would be available to us on acceptable terms, if

Brushy Resources, Inc [Member]
SUBSEQUENT EVENTS
NOTE 14 - SUBSEQUENT EVENTS

Special Meeting of Stockholders Regarding Merger Agreement

On May 20, 2016, the Company held a special meeting of stockholders to consider and vote on (1) a proposal to approve and adopt the merger agreement; and (2) a proposal to authorize the Company’s board of directors, in its discretion, to adjourn the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve and adopt the Merger Agreement. The proposals were approved by the Company’s stockholders.

Third Amendment to Forbearance Agreement with Independent Bank

On May 20, 2016, the Company, ImPetro and Operating entered into the Third Amendment to the Forbearance agreement (the “Third Amendment”) with Independent Bank, pursuant to which Independent Bank agreed to extend the Forbearance Period to May 31, 2016 (and in certain circumstances June 15, 2016) upon payment by the Company of (i) $79,772.64, such payment representing non-default and default interest accrued and to be accrued through May 31, 2016, and (ii) $30,000, such payment representing legal fees and expenses incurred by Independent Bank in connection with the Third Amendment. In the event the Company pays Independent Bank, on or before May 31, 2016, an additional $18,938.11, the Forbearance Period will be extended to June 15, 2016. On May 20, 2016, the above referenced payments were made to Independent Bank by the Company.

NOTE 15 - SUBSEQUENT EVENTS

Credit Facilities and Forbearance Agreement.

The maturity of our second lien note to SOSventures was extended to August 1, 2016. The Forbearance Period began with the execution of the IB Forbearance Agreement on November 24, 2015 and ended on January 31, 2016, but was subsequently extended to March 31, 2016.  We are currently in discussions with the lender under the IB Credit Agreement regarding a further extension of the Forbearance Period.

On January 20, 2016, the Company, Lilis and Merger Sub entered into an amendment to the merger agreement (the “Amendment”). Pursuant to the Amendment: (i) the amount of the refundable deposit was increased by $1 million to a total of $2 million and (ii) the scope of the refundable deposit was broadened such that it now covers the amount paid by Lilis to Independent Bank on December 29, 2015 in addition to certain other matters, such as payments towards accounts payable, transactions costs and other operating costs of the Company.

On March 24, 2016, the Company, Lilis and Merger Sub entered into a second  amendment to the Merger Agreement (the “Second Amendment”). Pursuant to the Second Amendment: (i) the definition of refundable deposit was modified to include such further increases as may be mutually agreed upon between the parties, (ii) the amount and treatment of restricted stock units of the Company with respect to the Merger Agreement was clarified, the definition of “Stock Exchange Ratio” was fixed at 4.550916 to account for certain grants of restricted stock to members of the Board of Directors of the Company pursuant to existing service agreements and (iv) the definition of “Termination Date” was changed from April 30, 2016 to May 31, 2016.